Share Capital And Equity Compensation - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	2,290	2,388
Converted into shares	(191)	(886)
Number of shares granted	256	810
Number of shares forfeited		(22)
Number of shares outstanding balance	2,355	2,290